SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Oct. 31, 2021	Jul. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 10 – SUBSEQUENT EVENTS

On November 14, 2021, we issued two (2) million common stock purchase warrants with a three-year expiration and $0.01 strike price to Stephen Kwolek for Advisory Board services.

On November 28, 2021 we issued 99,868 series B preferred shares of HMLA stock for 2,036,188 common shares of GenBio, Inc., representing 19.9% ownership. The transaction is being accounted for as an investment on our balance sheet. We will not consolidate GenBio’s financial statements. GenBio is a Biotechnology Company that researches natural products that act on new molecular pathways, primarily to suppress inflammation at critical points in these biochemical pathways. The Company’s research has shown that these active compounds decrease obesity-induced increases in abdominal fat pads, blood pressure, fatty liver and insulin resistance. The GenBio transaction is being accounted for as an investment on our balance sheet. We will not consolidate GenBio’s financial statements.

On January 1, 2022 we issued 99,868 series B preferred shares of HMLA stock for 1,242,000 Class A Member Interests in The Agrarian Group, LLC (“TAG”), a provider of digital management software and services for indoor agriculture and AgTech management. The TAG transaction is being accounted for as an investment on our balance sheet. We will not consolidate TAG’s financial statements.

The valuation of these investments was based the internal valuation that the companies prepared. Using that valuation the Company issued shares based on the market value at time of closing

Note 10 – SUBSEQUENT EVENTS

On August 4, 2021 a third-party lender converted $14,600 into 3,743,590 shares of common stock

On August 23 2021 a third-party lender converted $10,100 into 3,740,741 shares of common stock

On August 24, 2021 a third-party lender converted $7,449 into 2,979,564 shares of common stock

On August 27, 2021 a third-party lender converted $9,000 into 3,743,590 shares of common stock

On September 20, 2021, the Company entered into negotiation to acquire 100% interest in OTC Watch LLC in exchange for shares of Preferred B series stock. The transaction has since been canceled after due diligence.

On September 25, 2021, we issued 20,000 Series B Shares to a consultant for services.

On November 14, 2021, the Company issued two million common stock purchase warrants with a three-year expiration and $0.01 strike price for Services.

On November 28, 2021 we issued 99,868 series B preferred shares of HMLA stock for 2,036,188 common shares of GENBIO Inc., representing 19.9%ownership. The GENBIO transaction is being accounted for as an investment on our balance sheet. We will not consolidate GENBIO’s financial statements. GenBio Inc is a Biotechnology Company that researches natural products that act on new molecular pathways, primarily to suppress inflammation at critical points in these biochemical pathways. The Company’s research has shown that these active compounds decrease obesity-induced increases in abdominal fat pads, blood pressure, fatty liver and insulin resistance. The GenBio transaction is being accounted for as an investment on our balance sheet. We will not consolidate GenBio’s financial statements.

On January 1, 2022, we issued 99,868 series B preferred shares of HMLA stock for 1,242,000 Member Interests of The Agrarian Group, LLC (“TAG”) representing 19.99% ownership. The TAG transaction is being accounted for as an investment on our balance sheet. The TAG transaction is being accounted for as an investment on our balance sheet. We will not consolidate TAG’s financial statements.

Prior to the transactions above there was no common ownership in the companies. The Company did not have any ownership interest in GenBio, Inc. or TAG.